Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Diluted Core EPS
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO	Average Compensation Actually Paid to Non-CEO NEOs	TSR	Peer Group TSR

	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)

2022	$5,746,309	$3,804,793	$1,436,133	$1,102,974	$97.23	$116.10	$120.9	$1.74
2021	$2,703,890	$3,743,340	$966,897	$1,064,836	$118.09	$124.74	$62.3	$1.30
2020	$2,116,002	$1,266,695	$846,161	$808,650	$87.43	$91.29	$12.6	$0.38

Company Selected Measure Name	Diluted Core Earnings Per Share (EPS)
Named Executive Officers, Footnote [Text Block]	The amounts reported represent the total compensation for our CEO, Mr. Wolff, for each corresponding year in the "Total" column of the Summary Compensation Table in this proxy statement.The amounts reported represent the average of the total compensation reported for our non-CEO NEOs, which consisted of Ms. Hopkins, Mr. Dotan, Mr. Dyck and Ms. Sullivan, as a group for each corresponding year in the "Total" column of the Summary Compensation Table in this proxy statement.
Peer Group Issuers, Footnote [Text Block]	Peer Group TSR is calculated using the same method described in footnote (5). The peer group used is the following published industry index: KBW Nasdaq Regional Banking Index
PEO Total Compensation Amount	$ 5,746,309	$ 2,703,890	$ 2,116,002
PEO Actually Paid Compensation Amount	$ 3,804,793	3,743,340	1,266,695
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts reported represent the "compensation actually paid" to Mr. Wolff, as computed in accordance with Item 402(v) of Regulation S-K. The table below includes adjustments made to Mr. Wolff's total compensation for each year to determine the compensation actually paid.

Year	Summary Compensation Table Total for CEO	Value of Equity Awards Reported in Summary Compensation Table	Equity Award Adjustments	Compensation Actually Paid to CEO
		(a)	(b)
2022	$5,746,309	$(4,017,585)	$2,076,069	$3,804,793
2021	$2,703,890	$(810,035)	$1,849,485	$3,743,340
2020	$2,116,002	$(761,991)	$(87,316)	$1,266,695
(a)     The amounts reported represent the total grant date fair value of equity awards granted to Mr. Wolff for each corresponding year in the "Stock Awards" column of the Summary Compensation Table in this proxy statement.
(b)     The equity award adjustments for each applicable year are calculated as follows*:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year	Equity Award Adjustments
2022	$2,850,192	$(702,054)	$(15,583)	$(56,486)	$2,076,069
2021	$761,745	$641,256	$488,849	$(42,365)	$1,849,485
2020	$721,874	$(460,206)	$(348,984)	$—	$(87,316)
*    The following columns have been omitted as they do not apply: (1) fair value as of vesting date of equity awards granted and vested in the applicable year, and (2) dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise included in the total compensation for the covered year.

Non-PEO NEO Average Total Compensation Amount	$ 1,436,133	966,897	846,161
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,102,974	1,064,836	808,650
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts reported represent the average of "compensation actually paid" to our non-CEO NEOs as a group as computed in accordance with Item 402(v) of Regulation S-K. The table below includes adjustments made to the non-CEO NEOs' total compensation for each year to determine the compensation actually paid.

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Average Value of Equity Awards Reported in Summary Compensation Table	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-CEO NEOs
		(a)	(b)
2022	$1,436,133	$(774,672)	$441,513	$1,102,974
2021	$966,897	$(233,085)	$331,024	$1,064,836
2020	$846,161	$(253,840)	$216,329	$808,650
(a)     The amounts reported represent the average of the total grant date fair value of equity awards granted to our non-CEO NEOs for each corresponding year in the "Stock Awards" column of the Summary Compensation Table in this proxy statement.
(b)     The equity award adjustments for each applicable year are calculated as follows*:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year	Equity Award Adjustments
2022	$612,823	$(154,555)	$(9,662)	$(7,093)	$441,513
2021	$219,308	$85,160	$31,874	$(5,318)	$331,024
2020	$241,086	$(21,872)	$(2,885)	$—	$216,329
*    The following columns have been omitted as they do not apply: (1) fair value as of vesting date of equity awards granted and vested in the applicable year, and (2) dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise included in the total compensation for the covered year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between the compensation actually paid to our CEO, the average compensation actually paid to our non-CEO NEOs, our cumulative TSR and that of the KBW Nasdaq Regional Banking Index over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between compensation actually paid to our CEO, the average compensation actually paid to our non-CEO NEOs and our net income for the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between compensation actually paid to our CEO, the average compensation actually paid to our non-CEO NEOs and our Diluted Core EPS(1) for the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
The following chart sets forth the relationship between the compensation actually paid to our CEO, the average compensation actually paid to our non-CEO NEOs, our cumulative TSR and that of the KBW Nasdaq Regional Banking Index over the three most recently completed fiscal years.

Tabular List [Table Text Block]
Financial Performance Measures
We consider the following to be the most important financial performance measures that we used to link compensation actually paid to the NEOs for 2022 to the Company’s performance:
•Diluted Core EPS(1)
•Core Return on Average Assets(1)
•Core Return on Average Tangible Common Equity(1)
•Adjusted Efficiency Ratio(1)
•Demand Deposit Growth
•Net Loan Growth
•Credit Quality, as measured by the Non-Performing Assets to Total Loans and Other Real Estate Owned Ratio

Total Shareholder Return Amount	$ 97.23	118.09	87.43
Peer Group Total Shareholder Return Amount	116.10	124.74	91.29
Net Income (Loss)	$ 120,900,000	$ 62,300,000	$ 12,600,000
Company Selected Measure Amount | $ / shares	1.74	1.30	0.38
PEO Name	Mr. Wolff
Additional 402(v) Disclosure [Text Block]	TSR assumes an initial investment of $100 on December 31, 2019, in our common stock and that the subsequent dividends are reinvested. Information presented is historical only and may not be indicative of possible future performance.The amounts represent net income as reported in our audited financial statements for the applicable year. For the years ended December 31, 2022, 2021 and 2020, net income (loss) available to common stockholders as reported in our audited financial statements was $115.8 million, $50.6 million and ($1.1) million, or $1.89, $0.95 and ($0.02) per diluted common share. Diluted Core Earnings Per Share (EPS) is computed by dividing net income (loss) available to common stockholders, excluding gains/losses on investments in alternative energy partnerships using the hypothetical liquidation at book value (HLBV) method, certain indemnified legal costs (net of recoveries) and other items at the discretion of the CNG Committee, by total average diluted common shares outstanding. See Appendix A for Non-GAAP Reconciliation.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Diluted Core EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core Return on Average Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core Return on Average Tangible Common Equity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Efficiency Ratio
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Demand Deposit Growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Net Loan Growth
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Credit Quality, as measured by the Non-Performing Assets to Total Loans and Other Real Estate Owned Ratio
PEO [Member] | Value Of Equity Awards Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,017,585)	$ (810,035)	$ (761,991)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,076,069	1,849,485	(87,316)
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	2,850,192	761,745	721,874
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(702,054)	641,256	(460,206)
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(15,583)	488,849	(348,984)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(56,486)	(42,365)	0
Non-PEO NEO [Member] | Value Of Equity Awards Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(774,672)	(233,085)	(253,840)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	441,513	331,024	216,329
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	612,823	219,308	241,086
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(154,555)	85,160	(21,872)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(9,662)	31,874	(2,885)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ (7,093)	$ (5,318)	$ 0